Subsequent Events (Narrative) (Details)		1 Months Ended				9 Months Ended
	Oct. 06, 2017 USD ($) d $ / shares shares	Oct. 27, 2017 USD ($)	Oct. 31, 2016	May 31, 2016 $ / shares	Mar. 31, 2016	Sep. 30, 2017 USD ($)		Sep. 30, 2016 USD ($)	Oct. 13, 2017 USD ($)	Dec. 31, 2016	Aug. 31, 2016 $ / shares
Subsequent Event [Line Items]
General partner interest, percent			2.00%	2.00%	2.00%
Repayment of debt						$ 1,641,000,000	[1]	$ 686,000,000
Issuance of common units						$ 171,000,000	[1]	$ 972,000,000
Subsequent Event
Subsequent Event [Line Items]
Proceeds from issuance of preferred limited partners units	$ 750,000,000
Issuance of common units	300,000,000
Private sale of units net of offering costs	$ 1,030,000,000
Preferred units, cumulative distribution (in dollars per share) | $ / shares	$ 0.678375
Preferred units, distribution (in dollars per share) | $ / shares	0.678375
Average of the volume-weighted trading price, threshold (in dollars per share) | $ / shares	$ 73.2645
Preferred units, convertible, threshold consecutive trading days | d	20
Convertible threshold average trading volume common units (in shares) | shares	100,000
Common Control Transaction | Bakken Acquisition | Subsequent Event
Subsequent Event [Line Items]
Service agreement	15 years
Phillips 66 | Common Control Transaction | Subsequent Event
Subsequent Event [Line Items]
General partner interest, percent	2.00%
Phillips 66 | Common Control Transaction | Energy Transfer Crude Oil Company, LLC | Subsequent Event
Subsequent Event [Line Items]
Percentage Ownership	25.00%
Phillips 66 | Common Control Transaction | Bakken Acquisition | Subsequent Event
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares	5,005,778
Phillips 66 | Common Control Transaction | Bakken Acquisition | Dakota Access, LLC | Subsequent Event
Subsequent Event [Line Items]
Percentage Ownership	25.00%
Phillips 66 | Common Control Transaction | Bakken Acquisition | Merey Sweeny [Member] | Subsequent Event
Subsequent Event [Line Items]
Controlling interest acquired, percentage	100.00%
Phillips 66 | Common Control Transaction | Bakken Acquisition | Phillips 66 | Subsequent Event
Subsequent Event [Line Items]
Controlling interest acquired, percentage	100.00%
Business combination, consideration transferred	$ 1,650,000,000
Cash consideration for acquisition	$ 372,000,000
Preferred Units | Subsequent Event
Subsequent Event [Line Items]
Units, sold in private placement (in shares) | shares	13,819,791
Price per common limited partner unit (in dollars per share) | $ / shares	$ 54.27
Common Units
Subsequent Event [Line Items]
Price per common limited partner unit (in dollars per share) | $ / shares				$ 52.40							$ 50.22
Common Units | Subsequent Event
Subsequent Event [Line Items]
Units, sold in private placement (in shares) | shares	6,304,204
General Partner Units | Phillips 66 | Common Control Transaction | Bakken Acquisition | Subsequent Event
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares	292,665
Common Units | Common Units | Phillips 66 | Common Control Transaction | Bakken Acquisition | Subsequent Event
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable (in shares) | shares	4,713,113
Promissory Notes | Phillips 66 | Common Control Transaction | Bakken Acquisition | Phillips 66 | Subsequent Event
Subsequent Event [Line Items]
Liabilities assumed	$ 588,000,000
Repayment of debt		$ 588,000,000
Term Loan | Phillips 66 | Common Control Transaction | Bakken Acquisition | Phillips 66 | Subsequent Event
Subsequent Event [Line Items]
Liabilities assumed	$ 450,000,000
Repayment of debt		$ 450,000,000
Senior Notes | 3.75% Senior Notes due 2028 | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount									$ 500,000,000
Interest rate, stated percentage									3.75%
Senior Notes | 4.680% Senior Notes due 2045
Subsequent Event [Line Items]
Interest rate, stated percentage						4.68%				4.68%
Senior Notes | 4.680% Senior Notes due 2045 | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount									$ 150,000,000
Interest rate, stated percentage									4.68%

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.